Schedule I (Notes) - Parent Company [Member]	12 Months Ended
Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY ONLY
CAESARS ENTERTAINMENT CORPORATION
CONDENSED BALANCE SHEETS

	As of December 31,
(In millions)	2017	2016
Assets
Current assets
Cash and cash equivalents	$926	$106
Restricted cash	—	16
Receivables, net	33	—
Prepayments and other current assets	5	5
Intercompany receivables	33	46
Total current assets	997	173
Deferred charges and other assets	147	89
Investment in subsidiary	4,434	5,554
Total assets	$5,578	$5,816

Liabilities and Stockholders’ Equity/(Deficit)
Current liabilities
Accounts payable	$5	$33
Accrued expenses	13	85
Interest payables	13	—
Intercompany payables	64	20
Accrued restructuring and support expenses	—	6,601
Total current liabilities	95	6,739
Long-term debt	1,121	—
Deferred credits and other liabilities	1,136	145
Deferred income taxes	—	592
Total liabilities	2,352	7,476
Total stockholders’ equity/(deficit)	3,226	(1,660)
Total liabilities and stockholders’ equity/(deficit)	$5,578	$5,816
CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY ONLY
CAESARS ENTERTAINMENT CORPORATION
CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS)

	Years Ended December 31,
(In millions)	2017	2016	2015
Net revenues	$2	$2	$12
Operating expenses
Corporate expense	88	123	117
Other operating costs	24	58	120
Total operating expenses	112	181	237
Loss from operations	(110)	(179)	(225)
Interest expense	(18)	(5)	(4)
Gain on interests in subsidiaries	776	2,933	281
Gain on deconsolidation of subsidiary	—	—	7,125
Restructuring and support expenses	(1,842)	(5,729)	(1,017)
Other income/(loss)	85	(30)	1
Income/(loss) from operations before income taxes	(1,109)	(3,010)	6,161
Income tax benefit/(provision)	741	(39)	(149)
Net income/(loss)	(368)	(3,049)	6,012
Other comprehensive income, net of income taxes	—	—	—
Comprehensive income/(loss)	$(368)	$(3,049)	$6,012
CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY ONLY
CAESARS ENTERTAINMENT CORPORATION
CONDENSED STATEMENT OF CASH FLOWS

	Years Ended December 31,
(In millions)	2017	2016	2015
Cash flows provided by/(used in) operating activities	$1,504	$(37)	$(277)
Cash flows from investing activities
Payments to acquire investments	(700)	—	—
Proceeds from long term receivable	—	—	40
Cash flows provided by/(used in) investing activities	(700)	—	40
Cash flows from financing activities
Repayments of long-term debt	—	—	(68)
Other financing	—	(8)	(2)
Cash flows used in financing activities	—	(8)	(70)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	804	(45)	(307)
Cash, cash equivalents, and restricted cash, beginning of period	122	167	474
Cash, cash equivalents, and restricted cash, end of period	$926	$122	$167
Background and basis of presentation
These condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X, as the restricted net assets of Caesars Entertainment Corporation and its subsidiaries exceed 25% of the consolidated net assets of Caesars Entertainment Corporation and its subsidiaries (the “Company”). This information should be read in conjunction with the Company’s consolidated financial statements included elsewhere in this filing.

2.	Restricted net assets of subsidiaries
Certain of the Company’s subsidiaries have restrictions on their ability to pay dividends or make intercompany loans and advances pursuant to financing arrangements and regulatory restrictions. The amount of restricted net assets the Company’s consolidated subsidiaries held as of December 31, 2017 and 2016 was approximately $3.2 billion and $4.0 billion, respectively. Such restrictions are on net assets of Caesars Entertainment Corporation and its subsidiaries. The amount of restricted net assets in the Company’s unconsolidated subsidiaries was not material to the financial statements.

3.	Commitments, contingencies, and long-term obligations
For a discussion of the Company’s commitments, contingencies, and long-term obligations under its senior secured credit facilities, see Note 12 of the Company’s consolidated financial statements.

Business Description and Basis of Presentation [Text Block]
Background and basis of presentation
These condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X, as the restricted net assets of Caesars Entertainment Corporation and its subsidiaries exceed 25% of the consolidated net assets of Caesars Entertainment Corporation and its subsidiaries (the “Company”). This information should be read in conjunction with the Company’s consolidated financial statements included elsewhere in this filing.

Restricted Assets Disclosure [Text Block]
Restricted net assets of subsidiaries
Certain of the Company’s subsidiaries have restrictions on their ability to pay dividends or make intercompany loans and advances pursuant to financing arrangements and regulatory restrictions. The amount of restricted net assets the Company’s consolidated subsidiaries held as of December 31, 2017 and 2016 was approximately $3.2 billion and $4.0 billion, respectively. Such restrictions are on net assets of Caesars Entertainment Corporation and its subsidiaries. The amount of restricted net assets in the Company’s unconsolidated subsidiaries was not material to the financial statements.

Commitments Contingencies and Guarantees [Text Block]
Commitments, contingencies, and long-term obligations
For a discussion of the Company’s commitments, contingencies, and long-term obligations under its senior secured credit facilities, see Note 12 of the Company’s consolidated financial statements